Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the year ended March 31, 2016, 2017 and 2018:

	For the year ended March 31
Particulars	2016	2017	2018
Loss attributable to ordinary shareholders (including Class B shareholders)	(88,518)	(110,168)	(218,412)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	41,714,518	52,607,986	100,394,080
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	41,714,518	52,607,986	100,394,080
Loss per share (USD)
Basic	(2.12)	(2.09)	(2.18)
Diluted	(2.12)	(2.09)	(2.18)